Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
10. Subsequent Events
As described above, on April 1, 2026, the Company entered into the Merger Agreement (which was subsequently amended on April 17, 2026) with Korsana, a privately held biotechnology company discovering and developing novel therapies to reduce the burden of neurodegenerative diseases, pursuant to which Korsana will become a wholly owned subsidiary of the Company and the Company will operate under the name Korsana Biosciences, Inc. following the merger. The Company anticipates that the merger will close in the third quarter of 2026, subject to certain closing conditions, along with the concurrent
Korsana pre-closing financing.
Following the merger, the current business of Korsana will become the primary business of the Company.

12. Subsequent Events
On January 6, 2026, the Company sold 405,000 shares of common stock under the Sales Agreement for net proceeds of approximately $0.8 million. The Company exhausted all sales under the 2025 Shelf.
On January 3, 2026, the Company and the Medsteer, SAS (“Medsteer”) entered into a Collaboration and Option Agreement (the “Collaboration Agreement”) pursuant to which Medsteer granted to the Company
(i) a non-exclusive, worldwide,
royalty-free, sublicensable license of certain of Medsteer’s technology, software and intellectual property to develop an anesthetic delivery system with Medsteer and (ii) an exclusive option (the “Option”), exercisable at the Company’s sole discretion, to obtain an exclusive, worldwide, royalty-bearing, sublicensable license of certain of Medsteer’s technology, software and intellectual property to develop or commercialize licensed products in any field of use except for sedation regulation for patients undergoing major surgery, in multi-bed or
intensive unit wards, or in the context of medical transport. The Company may exercise the Option at any time until the earlier of the second anniversary of the effective date of the Collaboration Agreement, which period may be extended for an addition two years at the Company’s option and upon payment of a nominal fee or by mutual agreement of the Company and Medsteer.
Under the terms of the Collaboration Agreement, the Company will pay to Medsteer a nominal upfront payment, a payment upon exercise of the Option, and Medsteer will be eligible to receive up to $3.7 million upon the achievement of certain development, regulatory and sales milestone payments. Medsteer will also receive an annual royalty payment and royalties in a percentage in the low single digits based on future net sales of licensed products, subject to certain adjustments as set forth in the Collaboration Agreement.